Balance Sheet - USD ($)	Sep. 30, 2022	Dec. 31, 2021
ASSETS
Current Assets-Cash	$ 51,438	$ 715,727
Prepaid expenses	189,947	7,505
Total Current Asset	241,385	723,232
Cash and marketable securities held in the trust	117,422,529	116,726,349
Total assets	117,663,914	117,449,581
Current liabilities
Accrued expenses	16,037	43,871
Other payables	110,000	20,000
Promissory Note – related party	88,542	88,542
Total Current liabilities	214,579	152,413
Deferred Underwriting Commission	4,025,000	4,025,000
Total liabilities	4,239,579	4,177,413
Commitments and Contingencies (Note 6)
Class A Ordinary Shares subject to possible redemption; 11,500,000 shares (at $10.15 per share)	117,422,529	116,725,000
Shareholders’ Deficit
Preferred share, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Common stock value
Additional paid in capital
Accumulated deficit	(3,998,535)	(3,453,173)
Total shareholders’ deficit	(3,998,194)	(3,452,832)
Total liabilities and shareholders’ deficit	117,663,914	117,449,581
Common Class A [Member]
Shareholders’ Deficit
Common stock value	53	53
Common Class B [Member]
Shareholders’ Deficit
Common stock value	$ 288	$ 288